READINGTON HOLDINGS, INC.


Semi-Annual Report
May 31, 2002


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


                                                                                             Readington Holdings, Inc., May 31, 2002
 SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
                             Notional Amount/              Investments                                                 Value
                             Shares Held
------------------------------------------------------------------------------------------------------------------------------------
Dividend Receipts -          135,000,000        Dividend Certificate - Grantor Trust 1998 PT - 1 (AIM -
82.5%                                              Liquid Assets Portfolio)                                           $  98,032,130

                             150,000,000        Dividend Certificate - Grantor Trust 1998 PT - 2 (AIM -
                                                   Prime Portfolio)                                                     108,924,587

                             150,000,000        Dividend Certificate - Grantor Trust 1998 PT - 3 (AIM -
                                                   Treasury Portfolio)                                                  108,924,587

                             200,000,000        Merck & Co. Strip Series 1 (Income Receipt - Merrill Lynch
                                                   Premier Institutional Money Market Fund)                             145,232,783

                             165,000,000        Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch
                                                   Institutional Money Market Fund)                                     119,817,046
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Dividend Receipts (Cost - $607,039,684) - 82.5%    580,931,133
------------------------------------------------------------------------------------------------------------------------------------
Money Market Funds -          14,310,356        Merrill Lynch Institutional Money Market Fund                            14,310,356
2.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments in Money Market Funds (Cost - $14,310,356) - 2.0%      14,310,356
------------------------------------------------------------------------------------------------------------------------------------

                                                Total Investments (Cost - $621,350,040) - 84.5%                         595,241,489

                                                Unrealized Appreciation on Interest Rate Swaps - 15.0%                  105,428,795

                                                Other Assets Less Liabilities - 0.5%                                      3,661,998
                                                                                                                      -------------

                                                Net Assets - 100.0%                                                   $ 704,332,282
                                                                                                                      =============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                         Readington Holdings, Inc., May 31, 2002

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

         As of May 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
Assets:  Investments, at value (identified cost-$621,350,040) .....................................                     $595,241,489
         Unrealized appreciation on interest rate swaps ...........................................                      105,428,795
         Receivables:
            Interest rate swaps ...................................................................   $   2,425,242
            Dividend receipts .....................................................................       1,222,733        3,647,975
                                                                                                      -------------
         Other assets .............................................................................                           14,023
                                                                                                                        ------------
         Total assets .............................................................................                      704,332,282
                                                                                                                        ------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets: Net assets ............................................................................                     $704,332,282
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------
Capital: Capital Stock:
            Class A Senior Stock, par value $1,000 (5,000 shares authorized, issued and
            outstanding at $1,000 per share) ......................................................                     $  5,000,000
            Class B Junior Stock, par value $1,000 (619,626 shares authorized, issued and
            outstanding) ..........................................................................   $ 619,626,000
            Paid-in capital in excess of par ......................................................       8,681,140
         Accumulated investment loss-net ..........................................................      (8,295,102)
         Unrealized appreciation on investments and interest rate swaps-net .......................      79,320,244
                                                                                                      -------------
         Total - Equivalent to $1,128.64 net asset value per share of Class B Junior Stock ........                      699,332,282
                                                                                                                        ------------
         Total capital ............................................................................                     $704,332,282
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------

         See Notes to Financial Statements.

                                         Readington Holdings, Inc., May 31, 2002

STATEMENT OF OPERATIONS

                       For the Six Months Ended May 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
Income:                Interest income on swaps-net................................................                    $ 15,597,307
                       Income from dividend receipts ..............................................                       1,299,331
                       Interest income from other investments .....................................                         121,526
                                                                                                                       ------------
                       Total income ...............................................................                      17,018,164
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:              Professional fees ..........................................................   $ 26,037
                       Custodian fees .............................................................      9,662
                       Transfer agent fees ........................................................      5,803
                       Other ......................................................................        353
                                                                                                       -------
                       Total expenses .............................................................                          41,855
                                                                                                                       ------------
                       Investment income-net ......................................................                      16,976,309
                                                                                                                      ------------
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized Loss        Change in unrealized appreciation/depreciation on investments and interest
on Investments-Net:    rate swaps-net .............................................................                      (5,844,031)
                                                                                                                       ------------
                       Net Increase in Net Assets Resulting from Operations .......................                    $ 11,132,278
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                         Readington Holdings, Inc., May 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                  For the Six       For the Year
                                                                                                 Months Ended          Ended
                                                                                                   May 31,          November 30,
                     Increase (Decrease) in Net Assets:                                             2002               2001
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income-net ..................................................    $16,976,309        $38,194,351
                     Change in unrealized appreciation/depreciation on investments
                     and interest rate swaps-net ............................................     (5,844,031)        68,450,842
                                                                                                ------------       ------------
                     Net increase in net assets resulting from operations ...................     11,132,278       $106,645,193
                                                                                                ------------       ------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends            Investment income-net:
to Shareholders:+         Class A Senior Stock ..............................................       (164,886)          (329,772)
                          Class B Junior Stock ..............................................    (20,588,588)       (37,864,579)
                     In excess of investment income-net:
                          Class B Junior Stock ..............................................             --         (3,312,669)
                                                                                                ------------       ------------
                     Net decrease in net assets resulting from dividends
                     to shareholders ........................................................    (20,753,474)       (41,507,020)
                                                                                                ------------       ------------

-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase (decrease) in net assets ................................     (9,621,196)        65,138,173
                     Beginning of period ....................................................    713,953,478        648,815,305
                                                                                                ------------       ------------
                     End of period* .........................................................   $704,332,282        713,953,478
                                                                                                ============       ============
--------------------------------------------------------------------------------------------------------------------------------
                     *Accumulated (distributions in excess of) investment income (loss)-net..    ($8,295,102)       ($4,517,937)
                                                                                                ============       ============
--------------------------------------------------------------------------------------------------------------------------------

                      + Does not include the effect of consent dividends to Class A stockholders.

                            See Notes to Financial Statements.

Readington Holdings, Inc.                                          May 31, 2002

Financial Highlights
                                                                                       For the Six   For the Year    For the Period
The following per share data and ratios have been derived                             Months Ended       Ended      August 11, 2000+
from information provided in the financial statements.                                   May 31,      November 30,   to November 30,
Increase (Decrease) in Net Asset Value:                                                   2002           2001             2000
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating           Net asset value, beginning of period .................   $1,144.16       $1,039.04       $1,006.94
Performance:                                                                           ---------       ---------       ---------
                              Investment income - net ..............................       27.40 **        61.64           20.57
                              Realized and unrealized gain (loss) on investments
                                and interest rate swaps - net ......................       (9.42)         110.47           26.97
                                                                                       ---------       ---------       ---------
                              Total from investment operations .....................       17.98          172.11           47.54
                                                                                       ---------       ---------       ---------
                              Less dividends to Class B Junior Stock shareholders:
                                  Investment income - net ..........................      (33.23)         (61.11)         (15.32)
                                  In excess of investment income - net .............          --           (5.35)             --
                                                                                       ---------       ---------       ---------
                              Total dividends to Class B Junior Stock shareholders .      (33.23)         (66.46)         (15.32)
                                                                                       ---------       ---------       ---------
                              Effect of Class A Senior Stock:
                                  Dividends to Class A Senior Stock shareholders:****
                                          Investment income - net ..................        (.27)           (.53)           (.12)
                                                                                       ---------       ---------       ---------
                              Net asset value, end of period .......................   $1,128.64       $1,144.16       $1,039.04
                                                                                       =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Return       Based on net asset value per share ...................       1.57% #        16.56%           4.75% #
of Class B Junior Stock:                                                               =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios Based on               Total expenses, net of reimbursement*** ..............        .01% *          .00%            .00% *
Average Net Assets of                                                                  =========       =========       =========
Class B Junior Stock:         Total expenses*** ....................................        .01% *          .01%            .01% *
                                                                                       =========       =========       =========
                              Total investment income - net*** .....................       4.89% *         5.56%           6.62% *
                                                                                       =========       =========       =========
                              Amount of dividends to Class A Senior
                                Stock shareholders**** .............................        .05% *          .05%            .04% *
                                                                                       =========       =========       =========
                              Investment income-net, to Class B Junior
                                Stock shareholders .................................       4.85% *         5.51%           6.58% *
                                                                                       =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios Based on               Total expenses, net of reimbursement .................        .01% *          .00%            .00% *
Total Average                                                                          =========       =========       =========
Net Assets:+++***             Total expenses .......................................        .01% *          .01%            .01% *
                                                                                       =========       =========       =========
                              Total investment income - net ........................       4.86% *         5.52%           6.56% *
                                                                                       =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Ratios Based on               Dividends to Class A Senior Stock shareholders**** ...       6.61% *         6.60%           5.00% *
Average Net Assets of                                                                  =========       =========       =========
Class A Senior Stock:
------------------------------------------------------------------------------------------------------------------------------------
Supplemental                  Net assets, net of Class A Senior Stock, end of
Data:                           period (in thousands) ..............................    $699,332        $708,953        $643,815
                                                                                       =========       =========       =========
                              Class A Senior Stock outstanding, end of
                                period (in thousands) ..............................      $5,000          $5,000          $5,000
                                                                                       =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Leverage:                     Asset coverage per $1,000 ............................    $140,866        $142,791        $129,763
                                                                                       =========       =========       =========
------------------------------------------------------------------------------------------------------------------------------------
Dividends Per Share           Investment income - net ..............................      $32.98          $65.95          $15.21
On Class A Senior Stock                                                                =========       =========       =========
Outstanding:++
------------------------------------------------------------------------------------------------------------------------------------

         *  Annualized.
        **  Based on average shares outstanding.
       *** Do not reflect the effect of dividends to Class A Senior Stock shareholders.
      **** Does not include the effect of consent dividends to Class A stockholders.
         +  Commencement of operations.
        ++  The Fund's Class A Senior Stock was issued on August 11, 2000.
       +++  Includes Class A Senior and Class B Junior Stock average net assets.
         #  Aggregate total investment return.

                    See Notes to Financial Statements.

Readington Holdings, Inc.
NOTES TO FINANCIAL STATEMENTS

1.    Significant Accounting Policies:

Readington Holdings, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, closed-end management investment company. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Company offers two classes of shares. Class A Senior and Class B Junior Stock have the same voting rights, except Class A Senior Stock has approval over any plan of reorganization adversely affecting Class A Senior Stock or any action requiring a vote of security holders under Section 13(a) of the Act. The holders of Class A Senior and Class B Junior Stock do not have any rights to convert their shares into shares of any other class or series of capital stock of the Company. The holders of Class A Senior Stock (Merrill Lynch Capital Services, Inc. ("MLCS")) are entitled to cash dividends paid monthly at a rate of 6.596% of the par amount per annum; plus an additional amount, payable annually, equal to the excess, if any, of investment company taxable income in excess of $41,507,000. To the extent that the Company has investment company taxable income in excess of book income, the excess dividend declared to holders of Class A Senior Stock will be made in the form of a consent dividend. With a consent dividend, the recipient consents to recognizing the amount of the consent dividend as taxable income to the holder, however, the consent dividend is not paid to the holder in cash, but is deemed paid and reinvested in the Company as additional paid in capital. See Note 1(f).

After all accumulated dividends on the Class A Senior Stock have been fully paid or set aside for payment, the holders of Class B Junior Stock are entitled to receive dividends, if, as and when the Board of Directors declares a dividend. Generally, the amount declared on Class B Junior Stock will approximate and be no greater than the amount of investment company taxable income up to $41,507,000, less the monthly dividends to holders of Class A Senior Stock at 6.596% of the amount per annum. Upon any voluntary or involuntary liquidation or dissolution of the Company, before any distribution may be made to holders of any other class of stock, and after payment of all debts, the holders of Class A Senior Stock will be entitled to receive a priority distribution of $10,000,000, plus an amount equal to all accumulated unpaid dividends on the Class A Senior Stock, whether or not earned or declared, before anything is paid to or on account of holders of Class B Junior Stock.

The following is a summary of the significant accounting policies followed by the Company.

(a) Valuation of investments - The Company will invest primarily in dividend receipts. Dividend receipts entitle the holder to all dividends paid on the underlying shares of certain money market funds until December 2023. Securities, including dividend receipts and swap agreements, and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors. Other investments, including money market funds, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value.

(b) Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend receipt income and swap income or expense is recognized on the accrual basis.

(e) Dividends and Distributions - Dividends and Distributions paid by the Company are recorded on the ex-dividend dates. The Board of Directors has authorized the declaration of consent dividends, to the extent necessary, as of the Company's fiscal year end. Distributions, including consent dividends, in excess of investment income, are due primarily to differing tax treatments relating to (i) amortization of the cost of the dividend receipts (generally, the Fund's book amortization will exceed tax amortization) and (ii) recognition of income and expense on interest rate swaps.

2.    Transactions with Affiliates:

The Company has entered into a Management and Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Company's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Company. For such services, the Company pays a monthly fee at the following annual rates: .20% of the Company's average monthly value of assets other than dividend receipts or interest rate swaps ("New Investments") not exceeding $50 million; .15% of average monthly value of New Investments in excess of $50 million but not exceeding $100 million; .10% of average monthly value of New Investments in excess of $100 million but not exceeding $250 million; and .08% of average monthly value of New Investments in excess of $250 million. In addition, the Company will pay FAM at the end of each calendar month a management fee for certain management services described in the Investment Advisory Agreement. FAM will not be paid any fee based on the value of the dividend receipts or any amounts invested in money market mutual funds managed by FAM or its affiliates. FAM has agreed to waive its management fee, if any. This waiver may be terminated at any time. For the six months ended May 31, 2002, no fee was paid to FAM.

As of May 31, 2002, 5,000 shares of Class A Senior Stock and 18,736 shares of Class B Junior Stock were beneficially owned and of record by MLCS. The parent corporation of MLCS is ML & Co.

As of May 31, 2002, 600,781 shares of Class B Junior Stock was owned beneficially and of record by Merck Holdings, Inc. ("Merck Holdings"). The parent company of Merck Holdings is Merck & Co., Inc.

The Company has entered into two swap agreements with MLCS. Under the first swap, the Company will make a one-time payment at maturity in December 2023 to MLCS equal to the compounded value of a series of floating rate payments based on 1-month LIBOR minus .244% on a notional amount of $172,223,000. In return, the Company will receive from MLCS a fixed one-time payment at the swap maturity equal to $629,626,000. Under the second swap, the Company will make monthly floating rate payments based on 1-month LIBOR minus .244% to MLCS and, in return, the Company will receive monthly payments from MLCS at a fixed rate of 6.62%, in each case on a notional amount of $627,777,000, through December 2023.

Merrill Lynch Investment Partners, Inc. ("MLIP"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIP.

3.    Investments:

Net unrealized gains (losses) as of May 31, 2002 were as follows:

                                                            Unrealized
                                                          Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments....................                  $(26,108,551)
Interest rate swaps......................                   105,428,795
                                                    ----------------------------
Total....................................                   $79,320,244
                                                    ============================
--------------------------------------------------------------------------------

As of May 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $561,218,471, all of which related to appreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $34,023,018.

The Company has entered into the following interest rate swaps as of May 31, 2002:

--------------------------------------------------------------------------------------------------------
                Receive                                           Pay
                -------                                           ---
Notional                                    Notional                                     Termination
Amount           Rate           Type        Amount            Rate+        Type              Date
--------------------------------------------------------------------------------------------------------
N/A *            N/A *          Fixed       $172,223,000      1.596%     Variable**    December 4, 2023
$627,770,000     6.62%          Fixed       $627,770,000      1.596%     Variable***   December 4, 2023
--------------------------------------------------------------------------------------------------------

*     The Company will receive a fixed payment of $629,626,000 at termination.
** The Company will pay, at termination, an amount equal to 1-month Libor, minus 0.244%, compounded and reset monthly, on the notional amount from the inception of the agreement (August 11, 2001) to the termination date.
*** The Company pays 1-month Libor, minus 0.244%, reset and payable monthly, on the notional amount.
+     Variable rate in effect at May 31, 2002.

4.    Capital Stock Transactions:

During the six months ended May 31, 2002 and the year ended November 30, 2001, shares issued and outstanding remained constant.